INVENTORIES	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
INVENTORIES
14. INVENTORIES
Inventories include the following components, net of provisions:

	As of	As of
	December 31, 2020	December 31, 2019
Stockpiled ore	6,706	7,578
In-process ore	1,057	2,721
Finished goods	449	394
Materials and supplies	22,388	28,167
	30,600	38,860
The cost of inventories expensed for the year ended December 31, 2020 was $109.5 million (year ended December 31, 2019 - $99.2 million).
Write-downs of materials and supplies of $0.2 million were recorded for the year ended December 31, 2020 (year ended December 31, 2019 - $nil) (Note 8).
The finished goods inventory as of December 31, 2020 of $0.4 million is carried at net realizable value.